Commitments, contingent liabilities and legal proceedings - Indian tax cases (Details) € in Millions, £ in Millions, ₨ in Billions			1 Months Ended				12 Months Ended
	Oct. 30, 2017 EUR (€)	Sep. 29, 2017 INR (₨)	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Jan. 31, 2013 INR (₨)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Feb. 12, 2016 INR (₨)
Contingent liabilities and legal proceedings - Conti
Principal and interest excluding penalties on demand | ₨						₨ 142.0
Vodafone International Holdings BV ('VIHBV')
Contingent liabilities and legal proceedings - Conti
Principal and interest excluding penalties on demand | ₨		₨ 190.7
Tax liability | ₨										₨ 221.0
Vodafone India Services Private Limited
Contingent liabilities and legal proceedings - Conti
Amount of damages sought							€ 500
Percentage of penalty								300.00%	300.00%
Vodafone India Services Private Limited | Indian tax cases
Contingent liabilities and legal proceedings - Conti
Tax liability									€ 249
Interest payable									€ 554
Deposit amount with tax authorities | £								£ 20
Vodafone Group Plc
Contingent liabilities and legal proceedings - Conti
Amount of damages sought							€ 500
Tot Power Control
Contingent liabilities and legal proceedings - Conti
Amount of damages sought	€ 4
Vodafone Italy | Anti-competitive retention of customers allegations by Telecom Italia
Contingent liabilities and legal proceedings - Conti
Amount of damages sought				€ 500
Vodafone Greece | Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Contingent liabilities and legal proceedings - Conti
Amount of damages sought			€ 330
Uk Mobile Network Operators [Member]
Contingent liabilities and legal proceedings - Conti
Amount of damages sought | £					£ 1,000